Net Asset Value and Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Net Asset Value and Financial Highlights [Abstract]
Net asset value and financial highlights
	Year		Year		Year
	Ended		Ended		Ended
	December 31, 2012		December 31, 2011		December 31, 2010

Net Asset Value
Net Asset Value per Limited Share, beginning of year	$29.96		$32.88		$26.22

Net realized and change in unrealized gain (loss) from investments	(0.85)		(2.59)		6.93
Net investment loss	(0.26)		(0.33)		(0.27)
Net increase (decrease) in net assets from operations	(1.11)		(2.92)		6.66
Net Asset Value per Limited Share, end of year	$28.85		$29.96		$32.88

Market value per Limited Share, beginning of year	$29.96		$32.95		$26.32
Market value per Limited Share, end of year	$28.83		$29.96		$32.95

Ratio to average net assets (i)
Net investment loss	(0.86	) %	(0.99	) %	(0.98	) %
Total expenses	0.92%		1.04%		1.09%

Total Return, at Net Asset Value (ii)	(3.70	) %	(8.88	) %	25.40%
Total Return, at market value (ii)	(3.77	) %	(9.07	) %	25.19%

(i) Percentages are annualized.
(ii) Percentages are not annualized.